Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
Other payables (1)	$186,966	$90,080
Payroll payable	106,250	101,018
Total accrued expenses and other current liabilities	$293,216	$191,098

(1)	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.